Derivative Instruments - Additional Information (Detail) (Interest rate swap [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swap [Member]
Derivative [Line Items]
Interest rate swaps realized losses	$ 9.5	$ 39.0	$ 14.9
Interest rate swaps unrealized gains (loss)	$ 1.6	$ 11.2	$ (13.8)